Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Tax Identification Number	76-0474169
Entity Registrant Name	Lexicon Pharmaceuticals, Inc.
Entity File Number	000-30111
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2445 Technology Forest Blvd., 11th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	863-3000
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	LXRX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Document Period End Date	Nov. 05, 2026
Amendment Flag	false
Entity Central Index Key	0001062822
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false